UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund –
.
PRIKX Real Assets Fund–
.
I  Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Real Assets Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Real Assets Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Real Assets Fund
Portfolio Summary

INDUSTRY DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Diversified Metals and
Mining 10.5% 10.4%
Gold 6.1 9.1
Industrial REITs 5.6 6.8
Oil and Gas Exploration
and Production 6.2 5.7
Integrated Oil and Gas 4.5 5.6
Steel 5.5 5.3
Multifamily Residential
REITs 0.0 4.4
Retail REITs 3.6 4.0
Self-Storage REITs 0.0 3.3
Copper 2.0 3.0
Other and Reserves 56.0 42.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Real Assets Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Prologis 3.0%
BHP Group 3.0
Equinix 2.5
Public Storage 1.7
Newmont 1.6
Equity LifeStyle Properties 1.5
Franco-Nevada 1.5
American Tower 1.4
Welltower 1.4
Simon Property Group 1.4
Anglo American 1.3
AvalonBay Communities 1.2
Regency Centers 1.2
Equity Residential 1.2
Nucor 1.2
Northern Star Resources 1.1
Agnico Eagle Mines 1.1
Reliance Steel & Aluminum 1.0
TotalEnergies 1.0
ExxonMobil 1.0
Rio Tinto 1.0
SBA Communications 1.0
Glencore 0.9
Steel Dynamics 0.9
ConocoPhillips 0.9
Total 35.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Real Assets Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Real Assets Fund

REAL ASSETS FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,011.10 $4.74
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.08   4.76
I Class
Actual   1,000.00   1,012.70   3.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.37   3.46
Z Class
Actual   1,000.00   1,015.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.95%, the
2
I Class
was 0.69%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 13.55 $ 15.30 $ 12.40 $ 11.75 $ 10.09 $ 11.69
Investment activities
Net investment
income
(1)(2)
0.22 0.41 0.29 0.25 0.28 0.22
Net realized and
unrealized gain/loss (0.07) (1.97) 2.89 0.57 1.69 (1.56)
Total from
investment activities 0.15 (1.56) 3.18 0.82 1.97 (1.34)
Distributions
Net investment
income — (0.19) (0.28) (0.17) (0.31) (0.26)
NET ASSET VALUE
End of period $ 13.70 $ 13.55 $ 15.30 $ 12.40 $ 11.75 $ 10.09

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
1.11% (10.26)% 25.72% 6.99% 19.60% (11.52)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.95%
(4)
0.92% 0.84% 0.83% 0.81% 0.81%
Net expenses after
waivers/payments
by Price Associates 0.95%
(4)
0.92% 0.84% 0.83% 0.81% 0.81%
Net investment
income 3.26%
(4)
2.91% 2.03% 2.34% 2.45% 1.98%
Portfolio turnover rate 39.5% 47.8% 55.7% 52.5% 59.5% 53.8%
Net assets, end of
period (in millions) $141 $145 $323 $335 $2,322 $2,129
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 13.39 $ 15.23 $ 12.34 $ 11.73 $ 10.08 $ 11.68
Investment activities
Net investment
income
(1)(2)
0.24 0.38 0.31 0.23 0.29 0.25
Net realized and
unrealized gain/loss (0.07) (1.91) 2.89 0.61 1.69 (1.57)
Total from
investment activities 0.17 (1.53) 3.20 0.84 1.98 (1.32)
Distributions
Net investment
income — (0.31) (0.31) (0.23) (0.33) (0.28)
NET ASSET VALUE
End of period $ 13.56 $ 13.39 $ 15.23 $ 12.34 $ 11.73 $ 10.08

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
1.27% (10.11)% 26.02% 7.18% 19.72% (11.36)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.70%
(4)
0.68% 0.67% 0.66% 0.66% 0.66%
Net expenses after
waivers/payments
by Price Associates 0.69%
(4)
0.68% 0.67% 0.66% 0.66% 0.66%
Net investment
income 3.52%
(4)
2.76% 2.19% 2.15% 2.56% 2.18%
Portfolio turnover rate 39.5% 47.8% 55.7% 52.5% 59.5% 53.8%
Net assets, end of
period (in thousands) $832,555 $822,109 $508,942 $367,792 $945,041 $631,471
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 13.47 $ 15.28 $ 12.38 $ 8.07
Investment activities
Net investment income
(2)(3)
0.29 0.50 0.41 0.21
Net realized and unrealized gain/loss (0.08) (1.93) 2.89 4.38
Total from investment activities 0.21 (1.43) 3.30 4.59
Distributions
Net investment income — (0.38) (0.40) (0.28)
NET ASSET VALUE
End of period $ 13.68 $ 13.47 $ 15.28 $ 12.38
Ratios/Supplemental Data
Total return
(3)(4)
1.56% (9.43)% 26.76% 56.91%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.65%
(5)
0.65% 0.65% 0.65%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 4.23%
(5)
3.57% 2.88% 2.38%
(5)
Portfolio turnover rate 39.5% 47.8% 55.7% 52.5%
Net assets, end of period (in millions) $6,218 $5,657 $4,113 $2,914
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Real Assets Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.9%
COMMUNICATION SERVICES 0.2%
Integrated Telecommunication Services 0.2%
Cellnex Telecom (EUR)  398,216 16,089
Total Communication Services 16,089
CONSUMER DISCRETIONARY 0.8%
Homebuilding 0.1%
Persimmon (GBP)  675,427 8,801
8,801
Hotels, Resorts, & Cruise Lines 0.7%
H World Group (HKD)  (1) 2,318,900 8,987
Hilton Worldwide Holdings  115,852 16,862
InterContinental Hotels Group (GBP)  178,499 12,339
Kyoritsu Maintenance (JPY)  132,300 5,030
Marriott International, Class A  32,601 5,988
49,206
Total Consumer Discretionary 58,007
CONSUMER STAPLES 0.7%
Agricultural Products & Services 0.4%
Darling Ingredients  (1) 442,744 28,243
28,243
Packaged Foods & Meat 0.3%
Bakkafrost (NOK)  189,974 11,365
Minerva (BRL)  5,914,222 13,006
24,371
Total Consumer Staples 52,614
ENERGY 14.9%
Coal & Consumable Fuels 0.8%
Cameco (2) 1,119,025 35,059
NAC Kazatomprom, GDR  831,251 22,324
57,383
Integrated Oil & Gas 5.6%
BP, ADR  1,189,075 41,963
Chevron  322,652 50,769
Equinor (NOK)  1,257,581 36,619
Exxon Mobil  660,062 70,792
Galp Energia (EUR)  1,043,723 12,197
OMV (EUR)  406,801 17,274
Shell (GBP)  2,102,406 62,718
Suncor Energy (CAD)  1,273,784 37,365

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TotalEnergies (EUR)  1,243,420 71,378
401,075
Oil & Gas Equipment & Services 1.8%
Baker Hughes  737,825 23,323
Cactus, Class A  210,788 8,921
ChampionX  514,875 15,982
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530  (1)(3)(4)(5) 2,530,088 1,138
Halliburton  304,312 10,039
Schlumberger  787,420 38,678
TechnipFMC  (1) 1,992,827 33,121
131,202
Oil & Gas Exploration & Production 5.7%
Canadian Natural Resources (CAD)  (2) 445,858 25,067
Chesapeake Energy  (2) 324,749 27,175
Comstock Resources  793,868 9,209
ConocoPhillips  633,258 65,612
EOG Resources  416,473 47,661
EQT  936,789 38,530
Hess  435,040 59,144
Kosmos Energy  (1) 2,976,133 17,827
Magnolia Oil & Gas, Class A  575,069 12,019
Pioneer Natural Resources  165,776 34,345
Range Resources  1,023,329 30,086
Southwestern Energy  (1) 3,230,928 19,418
Tourmaline Oil (CAD)  187,379 8,829
Whitecap Resources (CAD)  (2) 1,802,848 12,615
407,537
Oil & Gas Refining & Marketing 0.7%
Marathon Petroleum  200,100 23,332
Valero Energy  201,127 23,592
46,924
Oil & Gas Storage & Transportation 0.3%
Equitrans Midstream  307,561 2,941
Venture Global LNG, Series B, Acquisition Date: 3/8/17,
Cost $112  (1)(4)(5) 37 666
Venture Global LNG, Series C, Acquisition Date: 3/8/17 -
10/16/17, Cost $2,704  (1)(4)(5) 759 13,662
Williams  118,088 3,853
21,122
Total Energy 1,065,243

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY SERVICES & PROCESSORS 0.1%
Oil & Gas Refining & Marketing 0.1%
Noble (1) 209,200 8,642
Total Energy Services & Processors 8,642
INDUSTRIALS & BUSINESS SERVICES 6.9%
Building Products 0.2%
Carrier Global  243,219 12,090
12,090
Construction & Engineering 0.2%
Quanta Services  70,876 13,924
13,924
Construction Machinery & Heavy Transportation Equi 0.8%
Cummins  48,123 11,798
Epiroc, Class A (SEK)  645,932 12,235
Epiroc, Class B (SEK)  681,043 11,023
Metso (EUR)  2,021,734 24,396
59,452
Electrical Components & Equipment 0.7%
Hubbell  68,238 22,625
Schneider Electric (EUR)  83,782 15,221
Shoals Technologies Group, Class A  (1) 456,942 11,680
49,526
Industrial Machinery & Supplies & Components 0.8%
Sandvik (SEK)  2,206,734 43,085
Weir Group (GBP)  615,808 13,748
56,833
Passenger Airlines 1.9%
Alaska Air Group  (1) 207,574 11,039
Allegiant Travel  (1) 128,741 16,257
Delta Air Lines  (1) 513,966 24,434
Frontier Group Holdings  (1) 1,630,975 15,771
JetBlue Airways  (1) 865,365 7,667
Southwest Airlines  460,967 16,692
Sun Country Airlines Holdings  (1) 1,004,171 22,574
United Airlines Holdings  (1) 406,835 22,323
136,757
Rail Transportation 1.7%
Canadian National Railway (CAD)  172,978 20,947
Canadian Pacific Kansas City  257,331 20,785
CSX  583,123 19,885
Norfolk Southern  136,935 31,051

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Union Pacific  135,815 27,790
120,458
Research & Consulting Services 0.2%
ALS (AUD)  2,290,037 17,111
17,111
Trading Companies & Distributors 0.4%
Toromont Industries (CAD)  323,259 26,556
26,556
Total Industrials & Business Services 492,707
INFORMATION TECHNOLOGY 0.2%
Semiconductor Materials & Equipment 0.2%
SolarEdge Technologies  (1) 66,836 17,982
Total Information Technology 17,982
MATERIALS 31.9%
Aluminum 0.7%
Aluminium Bahrain (BHD)  2,711,930 7,793
Norsk Hydro (NOK)  6,870,943 40,960
48,753
Construction Materials 0.6%
Martin Marietta Materials  21,147 9,764
Vulcan Materials  149,753 33,760
43,524
Copper 2.4%
Antofagasta (GBP)  210,296 3,911
Central Asia Metals (GBP)  4,881,370 11,162
ERO Copper (CAD)  (1) 1,709,347 34,580
First Quantum Minerals (CAD)  2,146,270 50,775
Freeport-McMoRan  922,148 36,886
Southern Copper  485,755 34,848
172,162
Diversified Metals & Mining 9.6%
Adriatic Metals, CDI (AUD)  (1) 4,906,284 10,448
Allkem (AUD)  (1) 632,543 6,802
Anglo American (GBP)  3,242,279 92,319
BHP Group (AUD)  7,121,122 214,075
Boliden (SEK)  249,089 7,218
Filo (CAD)  (1) 406,177 7,914
G Mining Ventures (CAD)  (1)(2) 2,022,827 1,664
Glencore (GBP)  11,933,919 67,664
Grupo Mexico, Series B (MXN)  2,917,300 14,027
IGO (AUD)  979,525 9,998

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ivanhoe Electric  (1)(2) 982,856 12,816
Ivanhoe Mines, Class A (CAD)  (1) 3,381,294 30,884
Korea Zinc (KRW)  13,222 4,911
Meridian Mining U.K. Societas (CAD)  (1)(2) 1,425,543 452
MMC Norilsk Nickel (RUB)  (5) 75,310 —
Pilbara Minerals (AUD)  2,182,392 7,173
Rio Tinto (AUD)  906,154 69,393
Rio Tinto (GBP)  863,802 54,894
South32 (AUD)  6,121,299 15,411
Sumitomo Metal Mining (JPY)  347,000 11,202
Teck Resources, Class B  1,130,540 47,596
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258  (1)(4)(5) 62,199 1,258
688,119
Fertilizers & Agricultural Chemicals 0.9%
CF Industries Holdings  251,301 17,445
FMC  170,542 17,795
Nutrien  451,093 26,637
61,877
Forest Products 0.2%
Svenska Cellulosa, Class B (SEK)  713,111 9,103
West Fraser Timber (CAD)  64,380 5,531
14,634
Gold 9.0%
Agnico Eagle Mines (CAD)  1,219,840 60,911
Agnico Eagle Mines  319,952 15,991
Barrick Gold  (2) 1,852,756 31,367
Bellevue Gold (AUD)  (1) 8,491,529 7,264
Calibre Mining (CAD)  (1) 5,994,620 6,290
Capricorn Metals (AUD)  (1) 2,257,714 6,132
Centamin (GBP)  6,494,638 7,535
Emerald Resources (AUD)  (1) 11,036,360 15,123
Endeavour Mining (CAD)  (2) 1,389,462 33,301
Franco-Nevada (CAD)  745,140 106,201
K92 Mining (CAD)  (1)(2) 1,976,226 8,578
Karora Resources (CAD)  (1) 4,944,330 15,116
Kinross Gold  1,007,183 4,804
Newcrest Mining (AUD)  2,629,102 46,899
Newmont  2,617,816 111,676
Northern Star Resources (AUD)  10,142,765 82,632
Orla Mining (CAD)  (1)(2) 2,274,878 9,548
Osisko Mining (CAD)  (1)(2) 5,798,015 14,093
Osisko Mining, Warrants, 8/28/24 (CAD)  1,873,988 516
Polyus (RUB)  (1)(5) 63,061 —

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Predictive Discovery (AUD)  (1) 27,132,811 3,003
Red 5 (AUD)  (1) 49,572,082 6,352
Royal Gold  61,766 7,090
Skeena Resources (CAD)  (1)(2) 690,669 3,331
Snowline Gold (CAD)  (1) 515,770 1,444
Wesdome Gold Mines (CAD)  (1) 5,289,014 27,548
Wheaton Precious Metals (CAD)  425,283 18,392
651,137
Industrial Gases 0.8%
Air Products & Chemicals  55,826 16,721
Linde  105,263 40,114
56,835
Metal Glass & Plastic Containers 0.2%
Ball  231,460 13,473
13,473
Paper & Plastic Packaging Products & Materials 0.4%
Avery Dennison  53,923 9,264
Packaging Corp. of America  119,173 15,750
Westrock  258,316 7,509
32,523
Paper Products 0.2%
Suzano (BRL)  1,339,531 12,385
12,385
Precious Metals & Minerals 0.6%
Alrosa (RUB)  (1)(5) 19,084,530 —
Anglo American Platinum (ZAR)  285,648 12,912
ARE Holdings (JPY)  (2) 57,500 777
Impala Platinum Holdings (ZAR)  1,005,163 6,697
Industrias Penoles (MXN)  (1)(2) 245,656 3,443
Northam Platinum Holdings (ZAR)  (1) 1,936,936 12,893
Royal Bafokeng Platinum (ZAR)  117,547 779
Sibanye Stillwater (ZAR)  3,270,365 5,044
SilverCrest Metals (CAD)  (1)(2) 190,870 1,118
43,663
Silver 0.1%
MAG Silver  (1)(2) 959,916 10,693
10,693
Specialty Chemicals 0.9%
Akzo Nobel (EUR)  171,424 14,015
Covestro (EUR)  (1) 310,940 16,179
RPM International  174,383 15,647

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  62,460 16,584
62,425
Steel 5.3%
ArcelorMittal (EUR)  1,053,303 28,738
BlueScope Steel (AUD)  679,212 9,348
Eregli Demir ve Celik Fabrikalari (TRY)  (1) 1,995,617 2,833
Hoa Phat Group (VND)  33,970,500 37,795
Nippon Steel (JPY)  1,740,300 36,423
Nucor  514,639 84,391
POSCO Holdings (KRW)  66,332 19,631
Reliance Steel & Aluminum  268,723 72,982
Steel Dynamics  615,167 67,010
voestalpine (EUR)  394,465 14,176
Warrior Met Coal  133,433 5,197
378,524
Total Materials 2,290,727
REAL ESTATE 35.7%
Data Center Real Estate Investment Trusts 2.5%
Equinix, REIT  225,887 177,082
177,082
Diversified Real Estate Activites 1.3%
Kerry Properties (HKD)  4,244,500 8,830
Mitsui Fudosan (JPY)  2,044,600 40,752
Sun Hung Kai Properties (HKD)  2,669,000 33,722
Tokyo Tatemono (JPY)  680,800 8,767
92,071
Diversified Real Estate Investment Trusts 0.1%
Tokyu REIT (JPY)  5,430 7,255
7,255
Health Care Real Estate Investment Trusts 2.5%
Healthcare Realty Trust, REIT  1,353,159 25,520
Ventas, REIT  1,111,402 52,536
Welltower, REIT  1,249,952 101,109
179,165
Hotel & Resort Real Estate Investment Trusts 1.1%
Apple Hospitality REIT, REIT  1,974,713 29,838
Hoshino Resorts REIT (JPY)  2,445 10,491
Host Hotels & Resorts, REIT  851,686 14,334
Invincible Investment (JPY)  39,398 15,662
Pebblebrook Hotel Trust, REIT  (2) 585,730 8,165
78,490

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts 6.8%
EastGroup Properties, REIT  258,310 44,842
Goodman Group (AUD)  2,338,322 31,434
Granite Real Estate Investment Trust (CAD)  (2) 281,042 16,628
Industrial & Infrastructure Fund Investment (JPY)  10,728 11,294
Mitsui Fudosan Logistics Park (JPY)  5,308 18,435
Prologis, REIT  1,764,270 216,352
Rexford Industrial Realty, REIT  1,215,084 63,452
Segro (GBP)  1,495,057 13,635
Terreno Realty, REIT  976,778 58,704
Warehouses De Pauw (EUR)  567,601 15,588
490,364
Multi-Family Residential Real Estate Investment Trusts 4.4%
Apartment Income REIT, REIT  57,270 2,067
Apartment Investment & Management, Class A, REIT  582,815 4,966
AvalonBay Communities, REIT  471,000 89,146
Camden Property Trust, REIT  362,298 39,443
Canadian Apartment Properties REIT (CAD)  (2) 514,353 19,747
Equity Residential, REIT  1,281,179 84,519
Essex Property Trust, REIT  279,655 65,523
UNITE Group (GBP)  863,975 9,571
314,982
Office Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, REIT  373,936 42,438
Derwent London (GBP)  348,101 9,061
Douglas Emmett, REIT  (2) 1,378,352 17,326
Gecina (EUR)  191,240 20,401
Great Portland Estates (GBP)  1,965,136 10,393
Kilroy Realty, REIT  526,251 15,835
SL Green Realty, REIT  (2) 174,998 5,259
120,713
Other Specialized Reits 0.4%
Gaming & Leisure Properties, REIT  601,844 29,165
29,165
Real Estate Development 0.2%
Katitas (JPY)  865,500 14,985
14,985
Real Estate Operating Companies 0.8%
Hongkong Land Holdings  1,391,300 5,440
Kojamo (EUR)  379,789 3,570
Shurgard Self Storage (EUR)  396,652 18,120
StorageVault Canada (CAD)  2,396,172 10,581

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wharf Real Estate Investment (HKD)  4,202,000 21,083
58,794
Retail Real Estate Investment Trusts 3.9%
Acadia Realty Trust, REIT  2,528,826 36,390
CapitaLand Integrated Commercial Trust (SGD)  18,321,100 25,964
Federal Realty Investment Trust, REIT  50,930 4,928
Kimco Realty, REIT  727,461 14,346
Regency Centers, REIT  1,370,786 84,673
Scentre Group (AUD)  10,509,685 18,587
Simon Property Group, REIT  863,183 99,680
284,568
Retail Reits 0.1%
Nexus Select Trust (INR)  (1) 4,607,671 6,007
6,007
Self-Storage Real Estate Investment Trusts 2.9%
Big Yellow Group (GBP)  839,315 11,453
CubeSmart, REIT  1,334,119 59,582
Extra Space Storage, REIT  82,687 12,308
Public Storage, REIT  427,624 124,815
208,158
Self-Storage Reits 0.4%
Life Storage, REIT  224,221 29,812
29,812
Single-Family Residential Real Estate Investment Trusts 2.4%
American Homes 4 Rent, Class A, REIT  1,811,655 64,223
Equity LifeStyle Properties, REIT  1,653,651 110,613
174,836
Single-Family Residential Reits 0.3%
Sun Communities, REIT  177,286 23,129
23,129
Telecom Tower Real Estate Investment Trusts 2.9%
American Tower, REIT  527,631 102,329
Crown Castle, REIT  310,539 35,383
SBA Communications, REIT  299,261 69,356
207,068
Timber Real Estate Investment Trusts 1.0%
PotlatchDeltic, REIT  239,163 12,640
Rayonier, REIT  936,690 29,412
Weyerhaeuser, REIT  993,245 33,283
75,335
Total Real Estate 2,571,979

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 1.5%
Electric Utilities 1.0%
FirstEnergy  268,550 10,441
Iberdrola (EUR)  449,290 5,867
NextEra Energy  265,297 19,685
PG&E  (1) 758,498 13,107
Southern  319,412 22,439
71,539
Multi-Utilities 0.5%
Ameren  151,716 12,391
CMS Energy  182,919 10,746
Dominion Energy  204,309 10,581
33,718
Total Utilities 105,257
Total Common Stocks (Cost $6,152,006) 6,679,247
CONVERTIBLE PREFERRED STOCKS 1.7%
CONSUMER STAPLES 0.1%
Agricultural Products & Services 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712  (1)(4)(5) 146,876 7,348
Total Consumer Staples 7,348
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668  (1)(4)(5) 699,536 839
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $940  (1)(4)(5) 983,766 1,181
Total Industrials & Business Services 2,020
MATERIALS 1.6%
Copper 0.6%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736  (1)(4)(5) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521  (1)(4)(5) 252,242 33,521
42,098
Diversified Metals & Mining 0.8%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268  (1)(4)(5) 666,457 28,512
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888  (1)(4)(5) 464,875 19,888

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053  (1)(4)(5) 141,490 6,053
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $2,367  (1)(4)(5) 171,757 2,367
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464  (1)(4)(5) 121,855 2,464
59,284
Specialty Chemicals 0.2%
Lilac Solutions, Acquisition Date: 11/21/22, Cost $2,466  (1)(4)(5)
(6) 2,465,817 2,466
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143  (1)
(4)(5)(6) 696,477 9,507
11,973
Total Materials 113,355
Total Convertible Preferred Stocks (Cost $102,227) 122,723
EQUITY MUTUAL FUNDS 0.6%
SPDR S&P Oil & Gas Exploration & Production ETF  (2) 171,496 22,094
VanEck Vectors Oil Services ETF  (2) 70,267 20,208
Total Equity Mutual Funds (Cost $22,233) 42,302
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $142  (1)(4)(5) 141,772 142
Total Energy 142
Total Preferred Stocks (Cost $142) 142
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 3.6%
T. Rowe Price Treasury Reserve Fund, 5.11%  (6)(7) 260,783,790 260,784
260,784
U.S. Treasury Obligations 0.7%
U.S. Treasury Bills, 5.245%, 11/9/23  (8) 47,357,000 46,474
46,474
Total Short-Term Investments (Cost $307,258) 307,258

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.13%  (6)(7) 52,680,213 52,680
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 52,680
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.13%  (6)(7) 65,093,412 65,094
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 65,094
Total Securities Lending Collateral (Cost $117,774) 117,774
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
NASDAQ 100 Stock
Index, Call, 8/18/23 @
$15,100.00  (1) 85 129,023 4,149
Morgan Stanley
NASDAQ 100 Stock
Index, Call, 8/18/23 @
$15,750.00  (1) 199 302,066 3,644
Total Options Purchased (Cost $3,016) 7,793
Total Investments in Securities
101.2% of Net Assets
(Cost $6,704,656) $ 7,277,239
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$139,589 and represents 1.9% of net assets.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Affiliated Companies
(7) Seven-day yield
(8) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
TRY Turkish Lira
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps 0.0%
1 Year Interest Rate Swap, Receive Fixed
5.610% Annually, Pay Variable 4.945%
(SOFR) Annually, 3/11/24 101,570 294 — 294
Total Centrally Cleared Interest Rate Swaps 294
Total Centrally Cleared Swaps 294
Net payments (receipts) of variation margin to date (277)
Variation margin receivable (payable) on centrally cleared swaps $ 17

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/14/23 PLN 114,422 USD 27,666 $ 454
BNP Paribas 7/14/23 JPY 8,821,485 USD 63,497 (2,224)
Citibank 7/14/23 AUD 25,059 USD 16,848 (147)
Citibank 7/14/23 IDR 395,625,084 USD 26,536 (193)
Deutsche Bank 7/14/23 INR 3,280,949 USD 39,689 277
Deutsche Bank 7/14/23 NOK 313,394 USD 29,166 47
Goldman Sachs 7/5/23 BRL 392,859 USD 77,873 4,097
Goldman Sachs 7/5/23 USD 81,520 BRL 392,859 (451)
JPMorgan Chase 8/15/23 JPY 876,600 USD 6,356 (238)
Morgan Stanley 7/14/23 CAD 52,279 USD 39,231 241
UBS Investment Bank 7/14/23 CHF 25,043 USD 27,826 195
Wells Fargo 7/5/23 BRL 392,859 USD 81,520 451
Wells Fargo 7/5/23 USD 81,806 BRL 392,859 (164)
Wells Fargo 7/14/23 GBP 37,301 USD 46,963 415
Wells Fargo 8/2/23 BRL 238,544 USD 49,417 98
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,858

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 328 ASX SPI 200 Index contracts 9/23 39,116 $ 192
Short, 1,431 Euro STOXX contracts 9/23 (69,128) (1,296)
Long, 175 NASDAQ 100 E-Mini contracts 9/23 53,680 1,976
Long, 650 S&P 500 E-mini Index Consumer Staples
Sector contracts 9/23 48,977 871
Long, 377 S&P 500 E-mini Index Energy Sector
contracts 9/23 32,313 141
Long, 209 TOPIX Index contracts 9/23 33,140 1,125
Short, 736 U.S. Treasury Notes ten year contracts 9/23 (82,628) 1,414
Short, 253 Ultra U.S. Treasury Bonds contracts 9/23 (34,463) (400)
Net payments (receipts) of variation margin to date (3,728)
Variation margin receivable (payable) on open futures contracts $ 295

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Lilac Solutions  $ — $ — $ —
Lilac Solutions, Series B  — — —
T. Rowe Price Government Reserve Fund, 5.13% — — —++
T. Rowe Price Treasury Reserve Fund, 5.11% — — 2,781
Totals $ —# $ — $ 2,781+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
Lilac Solutions  $ * $ — $ — $ 2,466
Lilac Solutions, Series B  * — — 9,507
T. Rowe Price Government
Reserve Fund, 5.13% —   ¤   ¤ 117,774
T. Rowe Price Treasury Reserve
Fund, 5.11% 371,041   ¤   ¤ 260,784
Total $ 390,531^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,781 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $390,167.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,704,656) $ 7,277,239
Receivable for shares sold 202,066
Receivable for investment securities sold 17,797
Dividends receivable 13,360
Foreign currency (cost $10,797) 10,788
Unrealized gain on forward currency exchange contracts 6,275
Due from affiliates 2,985
Restricted cash pledged for bilateral derivatives 2,570
Cash 1,281
Variation margin receivable on futures contracts 295
Variation margin receivable on centrally cleared swaps 17
Other assets 4,851
Total assets 7,539,524
Liabilities
Payable for investment securities purchased 218,875
Obligation to return securities lending collateral 117,774
Payable for shares redeemed 4,999
Investment management fees payable 3,506
Unrealized loss on forward currency exchange contracts 3,417
Payable to directors 6
Other liabilities 197
Total liabilities 348,774
NET ASSETS $ 7,190,750

T. ROWE PRICE Real Assets Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 317,874
Paid-in capital applicable to 526,206,125 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,872,876
NET ASSETS $ 7,190,750
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $140,636; Shares outstanding: 10,266,024) $ 13.70
I Class
(Net assets: $832,555; Shares outstanding: 61,400,903) $ 13.56
Z Class
(Net assets: $6,217,559; Shares outstanding: 454,539,198) $ 13.68

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3,060) $ 138,130
    Interest 2,909
Securities lending 1,211
Total income 142,250
Expenses
Investment management 21,395
Shareholder servicing
Investor Class $ 198
I Class 165 363
Prospectus and shareholder reports
Investor Class 10
I Class 1
Z Class 1 12
Custody and accounting 361
Registration 167
Legal and audit 36
Directors 12
Proxy and annual meeting 6
Miscellaneous 55
Waived / paid by Price Associates (18,894)
Total expenses 3,513
Net investment income 138,737

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (59,375)
Futures (4,527)
Swaps (28)
Forward currency exchange contracts (7,637)
Foreign currency transactions (909)
Net realized loss (72,476)
Change in net unrealized gain / loss
Securities 46,333
Futures (4,852)
Swaps 292
Forward currency exchange contracts 931
Other assets and liabilities denominated in foreign currencies (12)
Change in net unrealized gain / loss 42,692
Net realized and unrealized gain / loss (29,784)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 108,953

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 138,737 $ 204,725
Net realized loss (72,476) (85,473)
Change in net unrealized gain / loss 42,692 (761,364)
Increase (decrease) in net assets from operations 108,953 (642,112)
Distributions to shareholders
Net earnings
Investor Class – (1,981)
I Class – (18,726)
Z Class – (156,201)
Decrease in net assets from distributions – (176,908)
Capital share transactions
*
Shares sold
Investor Class 7,931 56,553
I Class 59,349 442,517
Z Class 708,707 2,617,642
Distributions reinvested
Investor Class – 1,965
I Class – 18,683
Z Class – 156,201
Shares redeemed
Investor Class (13,757) (200,789)
I Class (60,576) (60,322)
Z Class (243,681) (534,803)
Increase in net assets from capital share
transactions 457,973 2,497,647

T. ROWE PRICE Real Assets Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase during period 566,926 1,678,627
Beginning of period 6,623,824 4,945,197
End of period $ 7,190,750 $ 6,623,824
*Share information (000s)
Shares sold
Investor Class 571 3,903
I Class 4,392 30,842
Z Class 51,932 177,805
Distributions reinvested
Investor Class – 141
I Class – 1,351
Z Class – 11,237
Shares redeemed
Investor Class (991) (14,494)
I Class (4,372) (4,239)
Z Class (17,491) (38,160)
Increase in shares outstanding 34,041 168,386

T. ROWE PRICE Real Assets Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund (Investor Class), the Real Assets
Fund–I Class (I Class) and the Real Assets Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Real Assets Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended June 30, 2023, the fund realized
$14,144,000 of net gain on $33,656,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Real Assets Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Real Assets Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Real Assets Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $12,794,000 for the six months ended June 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,147,216 $ 2,515,307 $ 16,724 $ 6,679,247
Convertible Preferred Stocks — — 122,723 122,723
Equity Mutual Funds 42,302 — — 42,302
Preferred Stocks — — 142 142
Short-Term Investments 260,784 46,474 — 307,258
Securities Lending Collateral 117,774 — — 117,774
Options Purchased — 7,793 — 7,793
Total Securities 4,568,076 2,569,574 139,589 7,277,239
Swaps* — 294 — 294
Forward Currency Exchange
Contracts — 6,275 — 6,275
Futures Contracts* 5,719 — — 5,719
Total $ 4,573,795 $ 2,576,143 $ 139,589 $ 7,289,527
Liabilities
Forward Currency Exchange
Contracts $ — $ 3,417 $ — $ 3,417
Futures Contracts* 1,696 — — 1,696
Total $ 1,696 $ 3,417 $ — $ 5,113
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/23
Investment in Securities
Common Stocks $ 14,174 $ 2,550 $ — $ 16,724
Convertible Preferred Stocks 84,171 10,244 28,308 122,723
Preferred Stocks 142 — — 142
Total $ 98,487 $ 12,794 $ 28,308 $ 139,589

T. ROWE PRICE Real Assets Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures $ 1,708
Foreign exchange derivatives Forwards 6,275
Equity derivatives
Futures
,
Securities^ 12,098
^
,*
Total $ 20,081
^
,*
Liabilities
Interest rate derivatives Futures $ 400
Foreign exchange derivatives Forwards 3,417
Equity derivatives Futures 1,296
Total $ 5,113
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (70) $ — $ (28) $ (98)
Foreign exchange
derivatives — — (7,637) — (7,637)
Equity derivatives (6,527) (4,457) — — (10,984)
Total $ (6,527) $ (4,527) $ (7,637) $ (28) $ (18,719)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 845 $ — $ 292 $ 1,137
Foreign exchange
derivatives — — 931 — 931
Equity derivatives 4,777 (5,697) — — (920)
Total $ 4,777 $ (4,852) $ 931 $ 292 $ 1,148
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of June 30, 2023, cash of $2,570,000 had been pledged or posted by the fund to counterparties for bilateral

T. ROWE PRICE Real Assets Fund

derivatives. As of June 30, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $9,900,000 cash and securities valued at $50,000. As of June 30, 2023, securities valued at $21,232,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2%
and 6% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until

T. ROWE PRICE Real Assets Fund

the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 7% of net assets.
Options  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 6% of net assets.
Swaps  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets;
to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in

T. ROWE PRICE Real Assets Fund

unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable,

T. ROWE PRICE Real Assets Fund

than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was
$112,051,000, the value of cash collateral and related investments was $117,774,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $3,136,214,000 and $2,585,320,000, respectively, for the six months ended
June 30, 2023.

T. ROWE PRICE Real Assets Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $143,253,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $6,876,752,000. Net unrealized gain aggregated $407,603,000 at period-end, of which $944,744,000 related to appreciated investments and $537,141,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Real Assets Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class was subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates was required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Real Assets Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below and remain subject to repayment by the fund. Including this amount, expenses previously waived/paid by Price Associates in the amount of $36,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $166,000 for T. Rowe Price Services, Inc.; and $2,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 04/30/23 04/30/25 N/A
(Waived)/repaid during the period ($000s) $1 $(35) $(18,860)

T. ROWE PRICE Real Assets Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $122,000 for shareholder servicing costs related to the college savings plans, of which $64,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, no shares of the Investor Class were held by college savings plans and approximately 43% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2023, approximately 43% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Real Assets Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $176,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Real Assets Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 448,926,047 2,553,572
Mark J. Parrell 450,105,884 1,371,106
Kellye L. Walker 448,918,577 2,562,091
Eric L. Veiel 450,113,707 1,364,524

T. ROWE PRICE Real Assets Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price
Japan, Inc. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the
Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Real Assets Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F176-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023